Organization and Nature of Operations (Details) - Schedule of acquisition of non-controlling interest in Jiangsu Austin	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Schedule Of Acquisition Of Non Controlling Interest In Jiangsu Austin Abstract
Purchase consideration	$ 338,652	¥ 2,409,000	$ 338,652
Noncontrolling interests			330,068
Additional paid-in capital			8,584
Noncontrolling interests, total			$ 338,652